Equity Activity - Reclassifications and Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	$ 42,655	$ 42,196	[1]	$ 41,403	[1]
SG&A expense	19,366	19,680	[1]	20,869	[1]
Other (income) and expense	1,152	1,125	[1]	593	[1]
Interest expense	723	615		630
Provision for/(benefit from) income taxes	2,619	5,642		449
Net (income) loss	(8,728)	(5,753)		(11,872)
Other comprehensive income/(loss)	(476)	2,806		209
Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	34,059	33,811	[1]	33,792	[1]
Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	7,464	7,175	[1]	6,566	[1]
Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	1,132	1,210		1,044
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(3,089)	1,206		(1,581)
Reclassification/amortization, Net of Tax Amount	2,612	1,599		1,791
Other comprehensive income/(loss), Before Tax Amount	(215)	3,235		472
Other comprehensive income/(loss), Tax (Expense)/Benefit	(262)	(429)		(263)
Other comprehensive income/(loss)	(476)	2,806		209
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(902)	769		(140)
Reclassification/amortization, Net of Tax Amount		0		0
Other comprehensive income/(loss), Before Tax Amount	(730)	152		(20)
Other comprehensive income/(loss), Tax (Expense)/Benefit	(172)	617		(120)
Other comprehensive income/(loss)	(902)	769		(140)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(2)	1		(38)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	1	(1)		14
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(1)	0		(23)
Reclassification/amortization, Net of Tax Amount		1		21
Other comprehensive income/(loss), Before Tax Amount	(2)	2		(3)
Other comprehensive income/(loss), Tax (Expense)/Benefit	1	(1)		1
Other comprehensive income/(loss)	(1)	1		(2)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Other (income) and expense		1		34
Provision for/(benefit from) income taxes		0		(13)
Net (income) loss		1		21
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(136)	(58)		243
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	43	0		(80)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(93)	(58)		163
Reclassification/amortization, Net of Tax Amount	337	(226)		56
Other comprehensive income/(loss), Before Tax Amount	313	(421)		345
Other comprehensive income/(loss), Tax (Expense)/Benefit	(69)	137		(126)
Other comprehensive income/(loss)	244	(284)		219
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
SG&A expense	0	(11)		(4)
Other (income) and expense	341	(324)		68
Interest expense	71	22		13
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	(30)	(70)		8
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	(8)	(3)		5
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	75	23		12
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	8	27		(3)
Net (income) loss	(22)	(43)		5
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	3	1		(5)
Net (income) loss	(5)	(3)		1
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	(19)	(9)		(4)
Net (income) loss	56	14		7
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	0	3		(2)
Net (income) loss	0	(9)		(7)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	(86)	124		(26)
Net (income) loss	255	(199)		42
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes	(18)	(8)		(5)
Net (income) loss	53	13		8
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(2,092)	495		(1,581)
Reclassification/amortization, Net of Tax Amount	2,276	1,825		1,714
Other comprehensive income/(loss), Before Tax Amount	204	3,502		150
Other comprehensive income/(loss), Tax (Expense)/Benefit	(21)	(1,182)		(19)
Other comprehensive income/(loss)	184	2,320		132
Retirement-Related Benefit Plans, Prior Service Costs/(Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(182)	0
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	31	0
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(151)	0
Reclassification/amortization, Before Tax Amount	(73)	(88)		(107)
Reclassification/amortization, Tax (Expense)/Benefit	5	29		34
Reclassification/amortization, Net of Tax Amount	(68)	(58)		(74)
Retirement-Related Benefit Plans, Net Gains/(Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(2,517)	682		(2,490)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	576	(201)		924
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(1,941)	481		(1,566)
Reclassification/amortization, Before Tax Amount	2,966	2,889		2,764
Reclassification/amortization, Tax (Expense)/Benefit	(632)	(1,006)		(976)
Reclassification/amortization, Net of Tax Amount	2,334	1,883		1,788
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	11	19		(16)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(2)	(5)		1
Unrealized gains/(losses) arising during the period, Net of Tax Amount	$ 9	$ 14		$ (15)

[1]	* Recast to reflect adoption of the FASB guidance on presentation of net periodic pension and nonpension postretirement benefit costs.